SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2017
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Basis of presentation	Basis of presentation The accompanying consolidated financial statements have been prepared in accordance with United States generally accepted accounting principles (“U.S. GAAP”).
Principles of Consolidation

Principles of Consolidation

The consolidated financial statements of the Group include the financial statements of the Company, its subsidiaries and VIE for which the Company is the primary beneficiary. All significant intercompany balances and transactions between the Company, its subsidiaries and VIE have been eliminated on consolidation.

Use of estimates

Use of estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosures of contingent assets and liabilities at the balance sheet dates and the reported amounts of revenue and expenses during the reporting periods. Significant estimates and assumptions reflected in the Group’s financial statements include, but are not limited to, allowance for doubtful accounts, useful lives of long-lived assets, the purchase price allocation with respect to business combinations, impairment of long-lived assets and goodwill, realization of deferred tax assets and share-based compensation. Management bases the estimates on historical experience and various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities. Actual results could materially differ from those estimates.

Convenience translation

Convenience translation

Amounts in U.S. dollars are presented for the convenience of the reader and are translated at the noon buying rate of RMB6.5063 per US$1.00 on December 31, 2017 in the City of New York for cable transfers of RMB as certified for customs purposes by the Federal Reserve Bank of New York. No representation is made that the RMB amounts could have been, or could be, converted into US$ at such rate.

Foreign currency

Foreign currency

The functional currency of the Company’s subsidiaries located outside PRC is the United States Dollars (“US$”). The Company’s subsidiaries and VIE located in the PRC determined their functional currency to be Renminbi (the “RMB”). The Company uses the RMB as its reporting currency.

Each entity in the Group maintains its financial records in its own functional currency. Transactions denominated in foreign currencies are measured at the exchange rates prevailing on the transaction dates. Monetary assets and liabilities denominated in foreign currencies are remeasured at the exchange rates prevailing at the balance sheet date. Non-monetary items that are measured in terms of historical cost in foreign currency are remeasured using the exchange rates at the dates of the initial transactions. Exchange gains and losses are included in the consolidated statements of comprehensive loss.

The Company uses the average exchange rate for the year and the exchange rate at the balance sheet date to translate the operating results and financial position, respectively. Translation differences are recorded in accumulated other comprehensive income, a component of shareholders’ (deficit)/equity.

Cash and cash equivalents

Cash and cash equivalents

Cash and cash equivalents consist of cash on hand and demand deposits or other highly liquid investments placed with banks or other financial institutions which are unrestricted as to withdrawal and use and have original maturities of less than three months.

Restricted cash

Restricted cash

The Group’s restricted cash mainly represents (a) security deposits held in designated bank accounts for issuance of notes payable and lines of credit; and (b) security deposits as required by the Group’s sortation centers and warehouses.

Short-term investments

Short-term investments

The Group’s short-term investments comprise primarily of cash deposits at fixed or floating rates based on daily bank deposit rates with maturities ranging from three months to one year.

Accounts receivable and notes receivable, and allowance for doubtful accounts

Accounts receivable and notes receivable, and allowance for doubtful accounts

Accounts and notes receivable are carried at net realizable value. An allowance for doubtful accounts is recorded when collection of the full amount is no longer probable. In evaluating the collectability of receivable balances, the Group considers specific evidence including the aging of the receivable, the customer’s payment history, its current credit-worthiness and current economic trends. Accounts and notes receivable are written off after all collection efforts have ceased.

Property and equipment, net

Property and equipment, net

Property and equipment are stated at cost and are depreciated using the straight-line method over the estimated useful lives of the assets, as follows:

Category	Estimated Useful Life
Machinery and electronic equipment	3 - 5 years
Motor vehicles	3 years
Leasehold improvements	Lesser of useful life or lease term

Repair and maintenance costs are charged to expense as incurred, whereas the cost of renewals and betterments that extend the useful lives of property and equipment are capitalized as additions to the related assets. Retirements, sales and disposals of assets are recorded by removing the cost and accumulated depreciation from the asset and accumulated depreciation accounts with any resulting gain or loss reflected in the consolidated statements of comprehensive loss.

Direct costs that are related to the construction of property and equipment, and incurred in connection with bringing the assets to their intended use are capitalized as construction in progress. Construction in progress is transferred to specific property and equipment, and the depreciation of these assets commences when the assets are ready for their intended use. As of December 31, 2016 and 2017, the balances of construction in progress were RMB63,351 and RMB223,535 (US$ 34,357), which were related to the construction of warehouses, hubs and sortation centers and related equipments.

Business Combinations

Business Combinations

The Group accounts for its business combinations using the purchase method of accounting in accordance with ASC 805, Business Combinations (“ASC 805”). The purchase method of accounting requires that the consideration transferred to be allocated to the assets, including separately identifiable assets and liabilities the Group acquired, based on their estimated fair values. The consideration transferred in an acquisition is measured as the aggregate of the fair values at the date of exchange of the assets given, liabilities incurred, and equity instruments issued as well as the contingent considerations and all contractual contingencies as of the acquisition date. The costs directly attributable to the acquisition are expensed as incurred. Identifiable assets, liabilities and contingent liabilities acquired or assumed are measured separately at their fair value as of the acquisition date, irrespective of the extent of any non-controlling interests. The excess of (i) the total of cost of acquisition, fair value of the non-controlling interests and acquisition date fair value of any previously held equity interest in the acquiree over (ii) the fair value of the identifiable net assets of the acquiree, is recorded as goodwill. If the cost of acquisition is less than the fair value of the net assets of the subsidiary acquired, the difference is recognized directly in earnings.

The determination and allocation of fair values to the identifiable assets acquired, liabilities assumed and non-controlling interests is based on various assumptions and valuation methodologies requiring considerable judgment from management. The most significant variables in these valuations are discount rates, terminal values, the number of years on which to base the cash flow projections, as well as the assumptions and estimates used to determine the cash inflows and outflows. The Group determines discount rates to be used based on the risk inherent in the related activity’s current business model and industry comparisons. Terminal values are based on the expected life of assets, forecasted life cycle and forecasted cash flows over that period.

Goodwill

Goodwill

The Group assesses goodwill for impairment in accordance with ASC 350-20, Intangibles—Goodwill and Other: Goodwill (“ASC 350-20”), which requires that goodwill be tested for impairment at the reporting unit level at least annually and more frequently upon the occurrence of certain events, as defined by ASC 350-20.

The Group has determined it has five reporting units (that also represent operating segments). Goodwill was allocated to two and four reporting units as of December 31, 2016 and 2017, respectively (Note 11). The Group has the option to assess qualitative factors first to determine whether it is necessary to perform the two-step test in accordance with ASC 350-20. If the Group believes, as a result of the qualitative assessment, that it is more-likely-than-not that the fair value of the reporting unit is less than its carrying amount, the two-step quantitative impairment test described above is required. Otherwise, no further testing is required. In the qualitative assessment, the Group considers primary factors such as industry and market considerations, overall financial performance of the reporting unit, and other specific information related to the operations.

In performing the two-step quantitative impairment test, the first step compares the carrying amount of the reporting unit to the fair value of the reporting unit based on either quoted market prices of the ordinary shares or estimated fair value using a combination of the income approach and the market approach. If the fair value of the reporting unit exceeds the carrying value of the reporting unit, goodwill is not impaired and the Group is not required to perform further testing. If the carrying value of the reporting unit exceeds the fair value of the reporting unit, then the Group must perform the second step of the impairment test in order to determine the implied fair value of the reporting unit’s goodwill. The fair value of the reporting unit is allocated to its assets and liabilities in a manner similar to a purchase price allocation in order to determine the implied fair value of the reporting unit goodwill. If the carrying amount of the goodwill is greater than its implied fair value, the excess is recognized as an impairment loss in general and administrative expenses.

Intangible assets

Intangible assets

Intangible assets with finite lives are carried at cost less accumulated amortization. All intangible assets with finite lives are amortized using the straight-line method over the estimated economic lives.

Intangible assets have estimated economic lives from the date of purchase as follows:

Category	Estimated Useful Life
Customer relationships	3-5 years
Software	3-8 years
Domain name	10 years
Brand name	20 years
Others	2~3 years

Impairment of long-lived assets other than goodwill

Impairment of long-lived assets other than goodwill

The Group evaluates its long-lived assets, including fixed assets and intangible assets with finite lives, for impairment whenever events or changes in circumstances, such as a significant adverse change to market conditions that will impact the future use of the assets, indicate that the carrying amount of an asset may not be fully recoverable. When these events occur, the Group evaluates the recoverability of long-lived assets by comparing the carrying amount of the assets to the future undiscounted cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flows is less than the carrying amount of the assets, the Group recognizes an impairment loss based on the excess of the carrying amount of the assets over their fair value. Impairment losses were included in general and administrative expense.

Fair value of financial instruments

Fair value of financial instruments

Financial instruments include cash and cash equivalents, accounts and notes receivables, certain other current assets, short-term investments, derivative, due from related parties, financing lease receivables, accounts and notes payable, short-term bank loans, amounts due to related parties, certain other current liabilities, and redeemable convertible preferred shares. The redeemable convertible preferred shares were initially recorded at issuance price net of issuance costs. The Group recognizes changes in the redemption value immediately as they occur and adjusts the carrying value of the redeemable convertible preferred shares to equal the redemption value at the end of each reporting period. The derivative was recorded at fair value as determined on the issuance date and subsequently adjusted to its fair value at each reporting date. The carrying values of the financing lease receivables approximate their fair values, as the receivables bear interest at rates determined based on the prevailing market interest rates. The carrying values of the remaining financial instruments approximate their fair values due to their short-term maturities.

Derivatives

Derivatives

ASC 815, Derivatives and Hedging, requires all contracts which meet the definition of a derivative to be recognized in the consolidated balance sheets as either assets or liabilities and recorded at fair value. Changes in the fair value of derivative financial instruments are either recognized periodically in income (loss) or in shareholders’ deficit as a component of other comprehensive income (loss) depending on the use of the derivative and whether it qualifies for hedge accounting. Changes in fair values of derivatives not qualified as hedges are reported in the consolidated statements of comprehensive loss. The estimated fair values of derivative instruments are determined at discrete points in time based on the relevant market information. These estimates are calculated with reference to the market rates using industry standard valuation techniques.

Modification of redeemable convertible preferred shares

Modification of redeemable convertible preferred shares

The Group assesses whether an amendment to the terms of its redeemable convertible preferred shares is an extinguishment or a modification using the fair value model. If the fair value of the redeemable convertible preferred shares immediately after the amendment changes by more than 10 percent from the fair value of the redeemable convertible preferred shares immediately before the amendment, the amendment is considered an extinguishment. An amendment that does not meet this criterion is a modification. When redeemable convertible preferred shares are extinguished, the difference between the fair value of the consideration transferred to the redeemable convertible preferred shareholders and the carrying amount of the redeemable convertible preferred shares (net of issuance costs) is treated as a deemed dividend to the redeemable convertible preferred shareholders. When redeemable convertible preferred shares are modified, the increase of the fair value immediately after the amendment is treated as a deemed dividend to the redeemable convertible preferred shareholders. Modifications that result in a decrease in the fair value of the redeemable convertible preferred shares are not recognized.

Inventories

Inventories

Inventories are comprised of finished goods. The Group’s finished goods consists of (i) materials used in performing express delivery services, freight delivery services and supply chain management services such as waybills and low value consumables such as handheld terminals, packing materials and uniforms emblazoned with the logo “BEST” (“accessories”); and (ii) fast-moving consumer goods such as beverage and drinks, snacks and daily necessities to be sold on the Group’s Store+ online business-to-business platform and retail store(“consumer goods”). Inventories are stated at the lower of cost and net realizable value. Net realizable value is the estimated selling price in the ordinary course of business, less applicable variable selling expenses. Cost of accessories is accounted for using the weighted average cost method. Cost of purchased consumer goods are accounted for using the first-in first-out method for Store+ online business and the weighted average cost method for Wowo, respectively. Adjustments are recorded to write down the cost of inventory to the estimated market value due to the slow-moving merchandise and damaged goods. Write-downs are recorded in cost of revenue in the consolidated statements of comprehensive loss.

Revenue recognition

Revenue recognition

Revenue is recognized only when the price is fixed or determinable, persuasive evidence of an arrangement exists, the service is performed and collectability of the related fee is reasonably assured based on the guidance in ASC 605, Revenue Recognition. Non-refundable payments received before all of the relevant criteria for revenue recognition are satisfied are recorded as customer advances and deposits in the consolidated balance sheets.

Multiple contracts with the same customer are accounted for as separate arrangements if they are not contemplated together as one linked transaction, have different business substance, and the occurrence of one arrangement is not dependent upon another. Historically, the Group has not entered into multiple contracts with the same counterparty that should be accounted for as a single combined arrangement.

The Group’s business is subject to value added taxes (“VAT”) and tax surcharges assessed by governmental authorities. Pursuant to ASC 605-45, Revenue Recognition—Principal Agent Considerations, the Group elected to present VAT and tax surcharges as a reduction of revenue.

Supply chain management services

The Group provides order fulfillment services (through its self-operated order fulfillment centers) and transportation services to its offline and online enterprise customers. Order fulfillment service arrangements comprise of various service offerings that can be purchased at the option of the customer. Each of the service options are substantive and the enterprise customers cannot purchase each additional service at a significant and incremental discount. Therefore, each service is accounted for separately. The Group is the primary obligor and does not outsource any portion of the order fulfillment services to supply chain franchisee partners.

Revenue for order fulfillment services is recognized upon completion of the services, and revenue for transportation services is recognized upon delivery of shipments to end recipients.

A small percentage of revenue is also earned from supply chain franchisee partners that can access the Group’s supply chain network. These franchisee partners pay an initial non-refundable fee for a comprehensive operating manual and orientation training, as well as an agreed upon system usage fee for each order processed through the Group’s supply chain network. The initial non-refundable fees and system usage fees were insignificant for all periods presented.

Express delivery services

The Group provides express services that comprise of sorting, line-haul and feeder transportation services to its franchisee service stations, which are also the Group’s customers, when parcels (under 15 kg) are dropped off by the Group’s franchisee service station customers at the Group’s first hub or sortation center.

Prior to 2017, the Group was not responsible for last-mile delivery of the parcels and therefore, the Group’s customers were separately engaging with, and directly liable to, the last-mile delivery service stations for their delivery service and related fees. The fees the Group earned from its customers were based on the parcel’s weight and route to the Group’s last destination hub or sortation center. Therefore, the Group recognized revenue when the parcels were picked up from the Group’s last destination hub or sortation center by franchisees operating the last-mile delivery service stations for delivery to end recipients.

Starting in 2017, in order to enhance the Group’s parcel delivery experience and the Group’s control over service quality throughout its network, the Group revised its contractual arrangements and service offerings with its franchisee service stations to offer an integrated service that includes last-mile delivery service to end recipients in addition to the existing express services. The revised contractual arrangements result in the Group acting as the principal that is directly responsible for all parcels sent through its network, from the point when customers drop off the parcels at the Group’s first hub or sortation center all the way through to the point when the parcels are delivered to end recipients. The fees the Group now earns from its customers are based on the parcel’s weight and route to the end recipient’s destination. Therefore, starting in 2017, the Group recognizes revenue upon delivery of the parcels to end recipients.

A minor percentage of the Group’s express delivery services are performed by its self-operated service stations for direct customers (“direct customer express delivery services”), which are the senders of the parcels. The Group is directly responsible for the parcel from the point it is received from the senders all the way through the point when the parcels are delivered to end recipients. Direct customer revenues are recognized when the parcels are delivered to the end recipients by last-mile delivery service stations, including stations operated by the Group.

Express delivery services revenue also includes initial non-refundable franchise fees that are recognized when substantially all services or conditions relating to the initial franchise fee have been performed and the Group has fulfilled all its commitments and obligations, which is when the franchisee commences its operations as an express delivery service station. There are no continuing franchise fees in the Group’s arrangements. The initial non-refundable franchise fees are negotiated under a separate agreement and represent a very small percentage of revenue for all periods presented.

Freight delivery services

Similar to express delivery services, the Group provides freight services that comprise of sorting, line-haul and feeder transportation services mainly to its franchisees, which are also the Group’s customers. Prior to 2017, the Group’s customers directly engaged the last-mile delivery service stations that deliver the shipments to the end recipients. The freight fees the Group earned from its customers were based on the shipment’s weight and route to the Group’s last destination hub or sortation center. Therefore, the Group recognized revenue when the freight shipments were picked up from the Group’s last destination hub or sortation center for delivery to end recipients.

Starting in 2017, in order to enhance the Group’s freight delivery experience and the Group’s control over service quality throughout its network, the Group revised its contractual arrangements and service offerings with its franchisee service stations to offer an integrated service that includes last-mile delivery service to end recipients in addition to the existing freight services. The revised contractual arrangements result in the Group acting as the principal that is directly responsible for all shipments sent through its network, from the point when customers drop off the shipments at the Group’s first hub or sortation center all the way through to the point when the shipments are delivered to end recipients. The fees the Group now earns from its customers are based on the shipment’s weight and route to the end recipient’s destination. Therefore, starting in 2017, the Group recognizes revenue upon delivery of the shipments to end recipients.

Freight delivery services revenue also includes initial non-refundable franchise fees that are recognized when substantially all services or conditions relating to the initial franchise fee have been performed and the Group has fulfilled all its commitments and obligations, which is when the franchisee commences its operations as a freight delivery service station. There are no continuing franchise fees in the Group’s arrangements. The initial non-refundable franchise fees are negotiated under a separate agreement and represent a very small percentage of revenue for all periods presented.

Store+ services

The Group recognizes revenue upon the delivery of the consumer goods to its convenience store membership customers. Starting in May 2017, the Company also generates and recognizes revenue upon the sales of merchandise to end consumers by the Group’s self-operated convenience stores. The Group is the principal to the transaction for these services and revenue from these transactions is recognized on a gross basis.

Other services

The Group mainly provides cross-border logistic coordination services and finance leasing services. For cross-border logistic coordination services, the Group recognizes revenue upon completion of the services. Revenue from interest income on financing leases is recognized using the effective interest rate method. The Group is the principal to the transaction for these services and revenue from these transactions is recognized on a gross basis.

Accounting for Consideration Given by a Vendor to a Customer

The Group accounts for payments to franchisee service stations, which are also the Group’s customers in separate express delivery and freight delivery service transactions in accordance with ASC 605 50, Revenue Recognition: Customer Payments and Incentives (“ASC 605 50”). As the Group receives an identifiable benefit in return for the consideration (i.e. last mile delivery services) that is sufficiently separable and has a standalone estimate of fair value, the payments are recorded as cost of revenues. There are no other customer incentives or payments across all service lines.

Cost of revenue

Cost of revenue

Cost of revenue consists primarily of transportation costs including last-mile delivery service fees, cost of express and freight delivery accessories, operating costs for the delivery platforms, hubs and sortation centers, operating costs for the supply chain management network, purchased consumer goods, salaries and benefits of related personnel, depreciation, rental costs, and other related operating costs. Starting in 2017, the enhancement of the Group’s parcel and shipment delivery experience to include last-mile delivery services resulted in fees incurred to franchisees operating the last-mile delivery service stations of RMB nil and RMB5,502,555 (US$ 845,727) for the year ended December 31, 2016 and 2017, respectively.

Selling expenses

Selling expenses

Advertising costs are expensed when incurred and are included in selling expenses in the consolidated statements of comprehensive loss. For the years ended December 31, 2015, 2016 and 2017, the advertising expenses were approximately RMB6,957, RMB15,089 and RMB15,401 (US$2,367), respectively.

Selling expenses include shipping and handling costs incurred for the Store+ services segment comprising of costs for operating and staffing the Group’s warehouses, packaging, and outbound shipping to customers. Shipping and handling costs amounted to RMB1,130, RMB74,022 and RMB203,916 (US$31,341) for the years ended December 31, 2015, 2016 and 2017, respectively.

Selling expenses also include retail store occupancy costs such as rent, depreciation, amortization and overhead expenses incurred for Wowo, which is included in the Store+ services segment. Retail store occupancy costs amounted to nil and RMB70,450 (US$10,828) respectively.

Government subsidies

Government subsidies

Government subsidies primarily consist of financial subsidies received from local governments for operating a business in their jurisdictions and compliance with specific policies promoted by the local governments. There are no defined rules and regulations to govern the criteria necessary for companies to receive such benefits, and the amount of financial subsidy is determined at the discretion of the relevant government authorities. For the government subsidies with non-operating nature and with no further conditions to be met, the amounts are recorded as non-operating income in “Other income” when received. The government subsidies with certain operating conditions are recorded as liabilities when received and will be recorded as operating income when the conditions are met.

Leases

Leases

Lessee

Leases are classified at the inception date as either a capital lease or an operating lease. A lease is a capital lease if any of the following conditions exists: a) ownership is transferred to the lessee by the end of the lease term, b) there is a bargain purchase option, c) the lease term is at least 75% of the property’s estimated remaining economic life or d) the present value of the minimum lease payments at the beginning of the lease term is 90% or more of the fair value of the leased property to the lessor at the inception date. A capital lease is accounted for as if there was an acquisition of an asset and an incurrence of an obligation at the inception of the lease.

All other leases are accounted for as operating leases wherein rental payments are expensed on a straight-line basis over their respective lease term. The Group leases certain office, warehouses and hub and sortation center facilities, and equipment under non-cancelable operating leases. Certain lease agreements contain rent holidays. Rent holidays are considered in determining the straight-line rent expense to be recorded over the lease term.

Lessor

The Group provides financing leases of multiple types of motor vehicles and logistic equipment, primarily to transportation service providers that meet the Group’s credit assessment requirements. The financing leases range from two to ten years, do not contain contingent rental income clauses, and are fully collateralized by assets the Group can repossess in the event of default. Initial direct costs were insignificant for all periods presented. Revenue from interest income on financing leases is recognized using the effective interest rate method. For the years ended December 31, 2015, 2016, and 2017, interest income amounted to RMB1,326, RMB3,592 and RMB62,174 (US$9,556), respectively, which is included in the Others revenue line item in the accompanying consolidated statements of comprehensive loss. As of December 31, 2016 and 2017, all financing lease receivables were within their payment terms.

Research and Development Expenses

Research and Development Expenses

Research and development expenses primarily consist of salaries and benefits for research and development personnel and depreciation of property and equipment. The Group expenses research and development costs as they are incurred.

Comprehensive loss

Comprehensive loss

Comprehensive loss is defined as the changes in equity of the Group during a period from transactions and other events and circumstances excluding transactions resulting from investments by owners and distributions to owners. Among other disclosures, ASC 220, Comprehensive Income, requires that all items that are required to be recognized under current accounting standards as components of comprehensive loss be reported in a financial statement that is displayed with the same prominence as other financial statements. For each of the periods presented, the Group’s comprehensive loss includes net loss and foreign currency translation adjustments, and is presented in the consolidated statements of comprehensive loss.

Income taxes

Income taxes

The Group follows the liability method of accounting for income taxes in accordance with ASC 740, Income Taxes (“ASC 740”). Under this method, deferred tax assets and liabilities are determined based on the difference between the financial reporting and tax bases of assets and liabilities using enacted tax rates that will be in effect in the period in which the differences are expected to reverse. The Group records a valuation allowance to offset deferred tax assets if based on the weight of available evidence, it is more-likely-than-not that some portion, or all, of the deferred tax assets will not be realized. The effect on deferred taxes of a change in tax rate is recognized in tax expense in the period that includes the enactment date of the change in tax rate.

The Group accounted for uncertainties in income taxes in accordance with ASC 740. Interest and penalties arising from underpayment of income taxes shall be computed in accordance with the related PRC tax law. The amount of interest expense is computed by applying the applicable statutory rate of interest to the difference between the tax position recognized and the amount previously taken or expected to be taken in a tax return. Interest and penalties recognized in accordance with ASC 740 are classified in the consolidated statements of comprehensive loss as income tax expense.

In accordance with the provisions of ASC 740, the Group recognizes in its consolidated financial statements the impact of a tax position if a tax return position or future tax position is “more likely than not” to prevail based on the facts and technical merits of the position. Tax positions that meet the “more likely than not” recognition threshold are measured at the largest amount of tax benefit that has a greater than fifty percent likelihood of being realized upon settlement. The Group’s estimated liability for unrecognized tax benefits which is included in the “other non-current liabilities” line item in the accompanying consolidated financial statements is periodically assessed for adequacy and may be affected by changing interpretations of laws, rulings by tax authorities, changes and/or developments with respect to tax audits, and expiration of the statute of limitations. The actual benefits ultimately realized may differ from the Group’s estimates. As each audit is concluded, adjustments, if any, are recorded in the Group’s consolidated financial statements. Additionally, in future periods, changes in facts, circumstances, and new information may require the Group to adjust the recognition and measurement estimates with regard to individual tax positions. Changes in recognition and measurement estimates are recognized in the period in which the changes occur.

Share-based compensation

Share-based compensation

Awards granted to employees

The Group applies ASC 718, Compensation—Stock Compensation (“ASC 718”), to account for its employee share-based payments. In accordance with ASC 718, the Group determines whether an award should be classified and accounted for as a liability award or equity award. All the Group’s share-based awards to employees were classified as equity awards and are recognized in the consolidated financial statements based on their grant date fair values. For awards only with service conditions, the Group has elected to recognize compensation expense using the straight-line method for awards granted with graded vesting provided that the amount of compensation cost recognized at any date is at least equal to the portion of the grant date value of the options that are vested at that date. For awards with performance and service conditions, the Group uses the accelerated method for awards granted with graded vesting. The Group accounts for forfeitures as they occur.

The Group, with the assistance of an independent third party valuation firm, determined the fair value of the stock options granted to employees. The binomial option pricing model was applied in determining the estimated fair value of the options granted to employees.

Awards granted to non-employees

The Group has accounted for equity instruments issued to non-employees in accordance with the provisions ASC 505-50, Equity-based payments to non-employees. All transactions in which goods or services are received in exchange for equity instruments are accounted for based on the fair value of the consideration received or the fair value of the equity instrument issued, whichever is more reliably measurable. The measurement date of the fair value of the equity instrument issued is the date on which the counterparty’s performance is completed as there is no associated performance commitment. The expense is recognized in the same manner as if the Group had paid cash for the services provided by the non-employees.

Modification of awards

A change in any of the terms or conditions of the awards is accounted for as a modification of the award. Incremental compensation cost is measured as the excess, if any, of the fair value of the modified award over the fair value of the original award immediately before its terms are modified, measured based on the fair value of the awards and other pertinent factors at the modification date. For vested awards, the Group recognizes incremental compensation cost in the period the modification occurs. For unvested awards, the Group recognizes over the remaining requisite service period, the sum of the incremental compensation cost and the remaining unrecognized compensation cost for the original award on the modification date. If the fair value of the modified award is lower than the fair value of the original award immediately before modification, the minimum compensation cost the Group recognizes is the cost of the original award.

Long-term investments

Long-term investments

The Group’s long-term investments consist of cost and equity method investments. In accordance with ASC 325-20, Investments-Other: Cost Method Investments (“ASC 325-20”), for investments in an investee over which the Group does not have significant influence and which do not have readily determinable fair value, the Group carries the investment at cost and only adjusts for other-than-temporary declines in fair value and distributions of earnings that exceed the Group’s share of earnings since its investment. Management regularly evaluates the impairment of the cost method investments based on performance and financial position of the investee as well as other evidence of market value. Such evaluation includes, but is not limited to, reviewing the investee’s cash position, recent financing, projected and historical financial performance, cash flow forecasts and financing needs. An impairment loss is recognized in earnings equal to the excess of the investment’s cost over its fair value at the balance sheet date of the reporting period for which the assessment is made. The fair value would then become the new cost basis of investment. Cost method accounting is also applied to investments that are not considered as “in-substance” common stock investments, and do not have readily determinable fair values.

Investments in entities in which the Group can exercise significant influence and holds an investment in voting common stock or in-substance common stock (or both) of the investee but does not own a majority equity interest or control are accounted for using the equity method of accounting in accordance with ASC 323, Investments-Equity Method and Joint Ventures (“ASC 323”). Under the equity method, the Group initially records its investments at cost. The Group subsequently adjusts the carrying amount of the investments to recognize the Group’s proportionate share of each equity investee’s net (loss) income into earnings after the date of investments. The Group evaluates the equity method investments for impairment under ASC 323. An impairment loss on the equity method investments is recognized in earnings when the decline in value is determined to be other-than-temporary.

Loss per share

Loss per share

In accordance with ASC 260, Earnings Per Share (“ASC 260”), basic loss per share is computed by dividing net loss attributable to ordinary shareholders by the weighted average number of unrestricted ordinary shares outstanding during the year using the two-class method. Under the two-class method, net loss is allocated between ordinary shares and other participating securities based on their participating rights. The Group’s redeemable convertible preferred shares (Note 14) and Class A, Class B and Class C ordinary shares (Note 19) are participating securities. Diluted loss per share is calculated by dividing net loss attributable to ordinary shareholders as adjusted for the effect of dilutive ordinary equivalent shares, if any, by the weighted average number of ordinary and dilutive ordinary equivalent shares outstanding during the period. Ordinary equivalent shares consist of the ordinary shares issuable upon the conversion of the Group’s redeemable convertible preferred shares using the if-converted method, and ordinary shares issuable upon the exercise of the share options and vesting of restricted share units, using the treasury stock method. Ordinary share equivalents are excluded from the computation of diluted per share if their effects would be anti-dilutive.

For the years ended December 31, 2015 and 2016, the computation of basic loss per share using the two-class method is not applicable as the Group is in a net loss position and the redeemable convertible preferred shares or participating securities do not have contractual rights and obligations to share in the losses of the Group. For the year ended December 31, 2017, the two-class method is applicable because the Company has three classes of ordinary shares outstanding, Class A, Class B and Class C ordinary shares, respectively. The participating rights (liquidation and dividend rights) of the holders of the Company’s Class A, Class B and Class C ordinary shares are identical, except with respect to voting and conversion (Note 19). As a result, and in accordance with ASC 260, the undistributed loss for each year is allocated based on the contractual participation rights of the Class A, Class B and Class C ordinary shares, respectively. As the liquidation and dividend rights are identical, the undistributed loss is allocated on a proportionate basis.

Deferred IPO costs

Deferred IPO costs

Direct costs incurred by the Company attributable to its IPO of American Depository shares (“ADSs”) in the U.S. were deferred and recorded in prepayments and other current assets, and subsequently was charged against the gross proceeds received from such offering on September 20, 2017.

Segment reporting

Segment reporting

In accordance with ASC 280, Segment Reporting, operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker (“CODM”), or decision making group, in deciding how to allocate resources and in assessing performance. The Group’s CODM is the Chief Executive Officer and each of its major service lines is a discrete operating and reportable segment.

Comparative information	Comparative information Certain of the prior year comparative figures have been reclassified to conform to the current year’s presentation.
Recent accounting pronouncements

Recent accounting pronouncements

In August 2015, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2015-14, Revenue from Contracts with Customers-Deferral of the effective date (“ASU 2015-14”). The amendments in ASU 2015-14 defer the effective date of ASU 2014-09, Revenue from Contracts with Customers, (“ASU 2014-09”), issued in May 2014. According to the amendments in ASU 2015-14, the new revenue guidance ASU 2014-09 is effective for annual reporting periods beginning after December 15, 2017, including interim reporting periods within that reporting period. Earlier application is permitted only as of annual reporting periods beginning after December 15, 2016, including interim reporting periods within that reporting period. In March 2016, the FASB issued ASU 2016-08, Revenue from Contracts with Customers—Principal versus Agent Considerations (“ASU 2016-08”), which clarifies the implementation guidance on principal versus agent considerations. In April 2016, the FASB issued ASU 2016-10, Revenue from Contracts with Customers—Identifying Performance Obligations and Licensing (“ASU 2016-10”), which clarify guidance related to identifying performance obligations and licensing implementation guidance contained in ASU 2014-09. In May 2016, the FASB issued ASU 2016-12, Revenue from Contracts with Customers—Narrow-Scope Improvements and Practical Expedients (“ASU 2016-12”), which addresses narrow-scope improvements to the guidance on collectability, non-cash consideration, and completed contracts at transition and provides practical expedients for contract modifications at transition and an accounting policy election related to the presentation of sales taxes and other similar taxes collected from customers. The effective date for the amendment in ASU 2016-08, ASU 2016-10 and ASU 2016-12 are the same as the effective date of ASU 2014-09. All guidance is collectively referred to as “ASC 606”. The Group will adopt ASC 606 under the modified retrospective approach, effective January 1, 2018. The cumulative effect of initially applying ASC 606 will be recognized on the day of initial application and prior periods will not be retrospectively adjusted.

Based on management’s assessment, the two main areas impacted by ASC 606 are as follows:

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Express delivery services, freight delivery services, transportation services provided as part of supply chain management services and cross-border logistic coordination services revenue will be recognized over time (as the parcel/freight is being transported) because the customer simultaneous receives and consumes the benefits provided by the Group’s performance as it performs. Therefore, revenue will be recognized on an accelerated basis as control is being transferred to the customer over time rather than upon delivery under the current revenue standard. Due to the short transit periods, the Group does not expect this change to have a material impact on its consolidated financial statements.

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Initial non-refundable franchise fees will be recognized over the franchise period as opposed to when the franchisee commences its operations due to franchisees’ rights to access the Group’s logos and brand names which are considered symbolic intellectual properties. As franchise fees do not represent a significant proportion of the Group’s consolidated revenues, the Group does not expect this change to have a material impact on its consolidated financial statements.

The Group is also in the process of implementing the appropriate changes to its business processes, systems and controls to support recognition and disclosures under ASC 606.

In January 2016, the FASB issued ASU 2016-01, “Financial Instruments-Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities”, which amends various aspects of the recognition, measurement, presentation, and disclosure for financial instruments. This amendment requires all equity investments to be measured at fair value, with changes in the fair value recognized through net income (other than those accounted for under equity method of accounting or those that result in consolidation of the investee). The ASU is effective for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. Early adoption is permitted only for certain provisions. The most significant impact on the consolidated financial statements of the Group relates to the recognition and measurement of equity investments at fair value in its consolidated statements of comprehensive loss. The Group has elected to use the measurement alternative defined as cost, less impairments, adjusted by observable price changes and will apply the new standard beginning January 1, 2018.

In February 2016, the FASB issued ASU 2016-02, Leases (Topic 842) (“ASU 2016-02”). ASU 2016-02 modifies existing guidance for off-balance sheet treatment of a lessees’ operating leases by requiring lessees to recognize lease assets and lease liabilities. Under ASU 2016-02, lessor accounting is largely unchanged. ASU 2016-02 is effective for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years. Early adoption is permitted. The Group is evaluating this guidance and the impact to the Group, as both lessor and lessee, on the consolidated financial statements.

In August 2016, the FASB issued ASU 2016-15, Statement of Cash Flows (Topic 230), Classification of Certain Cash Receipts and Cash Payments (“ASU 2016-15”). ASU 2016-15 reduces the existing diversity in practice in financial reporting across all industries by clarifying certain existing principles in ASC 230, Statement of Cash Flows, (“ASC 230”) including providing additional guidance on how and what an entity should consider in determining the classification of certain cash flows. In addition, in November 2016, the FASB issued ASU 2016-18, Statement of Cash Flows (Topic 230), Restricted Cash (“ASU 2016-18”). ASU 2016-18 clarifies certain existing principles in ASC 230, including providing additional guidance related to transfers between cash and restricted cash and how entities present, in their statement of cash flows, the cash receipts and cash payments that directly affect the restricted cash accounts. These ASUs will be effective for the Group’s fiscal year beginning January 1, 2018 and subsequent interim periods. Early adoption is permitted. The adoption of ASU 2016-15 and ASU 2016-18 will modify the Group’s current disclosures and classifications within the consolidated statement of cash flows but they are not expected to have a material effect on the Group’s consolidated financial statements.

In October 2016, the FASB issued ASU 2016-16, Income Taxes (Topic 740): Intra-Entity Transfers of Assets Other Than Inventory. Under the new standard, the selling (transferring) entity is required to recognize a current tax expense or benefit upon transfer of the asset. Similarly, the purchasing (receiving) entity is required to recognize a deferred tax asset or liability, as well as the related deferred tax benefit or expense, upon purchase or receipt of the asset. This pronouncement is effective for reporting periods beginning after December 15, 2017, with early adoption permitted. The Group does not believe this standard will have a material impact on the consolidated financial statements.

In January 2017, the FASB issued ASU 2017-01, Business Combinations (Topic 805): Clarifying Definition of a Business (“ASU 2017-01”). ASU 2017-01 clarifies the framework for determining whether an integrated set of assets and activities meets the definition of a business. The revised framework establishes a screen for determining whether an integrated set of assets and activities is a business and narrows the definition of a business, which is expected to result in fewer transactions being accounted for as business combinations. Acquisitions of integrated sets of assets and activities that do not meet the definition of a business are accounted for as asset acquisitions. This update is effective for fiscal years, and for interim periods within those fiscal years, beginning after December 15, 2017, with early adoption permitted for transactions that have not been reported in previously issued (or available to be issued) financial statements. The Group does not believe this standard will have a material impact on the consolidated financial statements.

In January 2017, the FASB issued ASU 2017-04, Simplifying the Test for Goodwill Impairment (“ASU 2017-04”), which simplifies the accounting for goodwill impairment by eliminating Step two from the goodwill impairment test. If the carrying amount of a reporting unit exceeds its fair value, an impairment loss shall be recognized in an amount equal to that excess, versus determining an implied fair value in Step two to measure the impairment loss. The guidance is effective for annual and interim impairment tests performed in periods beginning after December 15, 2019. Early adoption is permitted for all entities for annual and interim goodwill impairment testing dates on or after January 1, 2017. The guidance should be applied on a prospective basis. The Group does not believe this standard will have a material impact on the consolidated financial statements.

In February 2017, the FASB issued ASU 2017-05, Other Income-Gains and Losses from the Derecognition of Nonfinancial Assets (“ASU 2017-05”). ASU 2017-05 defines an in-substance nonfinancial asset and clarifies guidance related to partial sales of nonfinancial assets. This standard is effective for fiscal years, and for interim periods within those fiscal years, beginning after December 15, 2017, with early adoption permitted. The Group does not believe this standard will have a material impact on the consolidated financial statements.

In May 2017, the FASB issued ASU 2017-09, Compensation—Stock Compensation (Topic 718): Scope of Modification Accounting that provides clarification on accounting for modifications in share-based payment awards. This guidance is effective for annual periods, including interim periods within those annual periods, beginning after December 15, 2017. Early adoption is permitted. The adoption of this guidance is not expected to have an impact on the Group’s consolidated financial statements or related disclosures unless there are modifications to the Group’s share-based payment awards.